Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Deposit due to third-parties	¥ 21,395,705	$ 3,111,876	¥ 22,612,238
Customer advances	40,017,637	5,820,324	40,555,351
Unearned income			62,337,147
Payable to dealers	21,117,295	3,071,383	57,622,356
Payable to employees	14,638,310	2,129,054	73,959,819
Payable to suppliers	16,822,349	2,446,709	9,358,099
Other tax payables	7,193,894	1,046,308	30,700,490
Accrued professional service fees	6,220,691	904,762	12,358,652
Interest payable	27,056,523	3,935,208
Amount due to third-parties	25,606,535	3,724,316
Others	31,389,562	4,565,423	19,018,583
Accrued expenses and other current liabilities	¥ 211,458,501	$ 30,755,363	¥ 328,522,735